Derivative Instruments Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

At December 31, 2012 and 2011, the Fund’s derivative contracts had the following impact on the statements of financial condition:

Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$339,653	$(48,625)	$291,028
Currencies	597,174	(191,541)	405,633
Energy	131,493	(116,020)	15,473
Equity indices	646,801	(269,653)	377,148
Interest rate instruments	345,546	(300,045)	45,501
Metals	246,578	(404,399)	(157,821)
Net unrealized gain on open futures contracts	$2,307,245	$(1,330,283)	$976,962

Net unrealized gain on open forward currency contracts	$228,448	$(180,234)	$48,214

At December 31, 2012, there were 3,605 open futures contracts and 191 open forward currency contracts.

December 31, 2011	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$224,779	$(453,902)	$(229,123)
Currencies	663,637	(112,061)	551,576
Energy	251,099	(40,907)	210,192
Equity indices	222,185	(30,600)	191,585
Interest rate instruments	899,598	(256,943)	642,655
Metals	223,462	(405,496)	(182,034)
Net unrealized gain on open futures contracts	$2,484,760	$(1,299,909)	$1,184,851

Net unrealized gain on open forward currency contracts	$71,863	$(52,956)	$18,907

Schedule Of Realized and Unrealized Gain Loss On Investments [Table Text Block]

For the years ended December 31, 2012 and 2011, the Fund’s futures and forward currency contracts had the following impact on the statements of operations:

	2012		2011
Types of Exposure	Net realized gain (loss)	Net change in unrealized loss	Net realized gain (loss)	Net change in unrealized loss
Futures contracts
Agricultural commodities	$(1,022,728)	$520,151	$(1,621,455)	$(1,145,486)
Currencies	(683,922)	(145,943)	(1,749,120)	549,901
Energy	(770,805)	(194,719)	(263,343)	6,793
Equity indices	(2,531,797)	185,563	(2,681,334)	38,839
Interest rate instruments	1,347,221	(597,154)	3,878,754	694,501
Metals	(2,468,297)	24,213	1,457,226	(1,114,219)
Total futures contracts	(6,130,328)	(207,889)	(979,272)	(969,671)

Forward currency contracts	(479,865)	29,307	2,486,150	(958,413)

Total futures and forward currency contracts	$(6,610,193)	$(178,582)	$1,506,878	$(1,928,084)